Risks and Financial Instruments - Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 8,672,160	R$ 5,712,097
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	8,190,428	4,906,077
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	317,894	331,512
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	163,839	418,020
BBB [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		R$ 56,488